Submission	Jul. 31, 2024
Submission [Line Items]
Central Index Key	0001564618
Registrant Name	Independent Bank Group, Inc.
Registration File Number	333-272553
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES